Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Jul. 01, 2024
Realty Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ticker: JPRE
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high total investment return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(Expenses that you pay each year as a percentage of the valueof your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/25
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/25 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing substantially all of its assets, and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes), in equity securities of real estate investment trusts (REITs), including REITs with relatively small market capitalizations. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate). The Fund may also invest up to 15% of net assets in illiquid holdings.As investment adviser to the Fund, J.P. Morgan Investment Management Inc. (JPMIM) manages the portfolio utilizing a disciplined investment process that focuses on stock selection rather than focusing on particular sectors or themes. JPMIM’s portfolio management team continuously screens the target universe of investments, selecting companies that exhibit superior financial strength, operating returns and attractive growth prospects.The REIT research team takes an in-depth look at each company’s ability to generate earnings over a long-term business cycle, rather than focusing solely on near-term expectations. These research efforts allow the team to determine each company’s normalized earnings (i.e., projected earnings adjusted to reflect what the company should earn at the midpoint of an economic cycle) and growth potential, from which they evaluate whether each company’s current price fully reflects its long-term value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on the companies in which the Fund invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Fund for reasons other than material ESG factors.The Fund is non-diversified.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The Fund commenced operations after the assets of another investment company advised by the adviser, JPMorgan Realty Income Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on May 20, 2022. The Fund has the same investment objective and substantially similar investment strategies as those of the predecessor fund.The bar chart shows how the performance of the Fund’s Shares (represented by the performance of the predecessor fund’s Class R6 Shares) has varied from year to year for the past ten calendar years. The table shows the Fund’s average annual total returns (represented by the average annual total returns of the predecessor fund’s Class R6 Shares) for the past one year, five years and ten years. The table compares the Fund’s performance (represented by the performance of the predecessor fund’s Class R6 Shares) to the performance of the FTSE NAREIT All Equity REITs Index. Performance shown for the predecessor fund’s Class R6 Shares prior to their inception are based on the performance of the predecessor fund’s Class R5 Shares. The actual returns of the predecessor fund’s Class R6 Shares would have been different than those shown because the predecessor fund’s Class R6 Shares had different expenses than the predecessor fund’s Class R5 Shares. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the predecessor fund’s Class R6 Shares and Class R5 Shares. Had the predecessor fund been structured as an exchange-traded fund (ETF), its performance may have differed. Performance for the predecessor fund is based on the NAV per share of the predecessor fund shares rather than on market-determined prices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).The JPMorgan Realty Income ETF (the “JPMorgan Realty Income ETF”) has been developed solely by JPMorgan Chase Bank N.A. The JPMorgan Realty Income ETF is not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE NAREIT All Equity REITs Index (the “Index”) vest in FTSE and Nareit. “FTSE®” is a trade mark of the LSE Group and is used by FTSE International Limited (“FTSE”) under licence. “NAREIT®” is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan Realty Income ETF. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan Realty Income ETF or the suitability of the Index for the purpose to which it is being put by JPMorgan Chase Bank N.A.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Shares (represented by the performance of the predecessor fund’s Class R6 Shares) has varied from year to year for the past ten calendar years. The table shows the Fund’s average annual total returns (represented by the average annual total returns of the predecessor fund’s Class R6 Shares) for the past one year, five years and ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-457-6383 (844-4JPM ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter1st quarter, 201917.24%Worst Quarter1st quarter, 2020-23.50%The Fund’s year-to-date total returnthrough3/31/24was-2.16%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the “Return Before Taxes” due to an assumed benefit from any losses on a sale of Shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the “Return Before Taxes” due to an assumed benefit from any losses on a sale of Shares at the end of the measurement period.
Realty Income ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money investing in the Fund.
Realty Income ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Realty Income ETF | Real Estate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, possible lack of availability of mortgage financing, market saturation, fluctuations in rental income and the value of underlying properties and extended vacancies of properties, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Realty Income ETF | Equity Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.
Realty Income ETF | General Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
Realty Income ETF | Smaller Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Risk. Investments in securities of smaller companies (mid cap and small cap companies) may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than securities of larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of securities issued by such companies may be more sudden or erratic than the prices of securities of large capitalization companies, especially over the short term. These risks are higher for small cap companies.
Realty Income ETF | Non-Diversified Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a fund which invests in more securities.
Realty Income ETF | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund is concentrated in securities issued by REITs. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to REITs.
Realty Income ETF | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. REITs in which the Fund will invest are subject to complicated Internal Revenue Code rules. The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts and non-U.S. taxpayers. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences.The Fund may distribute amounts to shareholders in excess of its earnings, resulting in a return of capital. Such distributions are not currently taxable to shareholders; instead, any such distributions would reduce a shareholder’s tax basis in its Shares, resulting in an increased gain, or decreased loss, on a later redemption or other taxable disposition of such Shares. Should any such distributions exceed a shareholder’s tax basis in its Shares, such excess would be treated as gain and taxable to the shareholder in the same manner as gain from a sale of Fund Shares.
Realty Income ETF | ETF Shares Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.
Realty Income ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Realty Income ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	$ 874
2014	rr_AnnualReturn2014	31.10%
2015	rr_AnnualReturn2015	3.05%
2016	rr_AnnualReturn2016	4.53%
2017	rr_AnnualReturn2017	4.22%
2018	rr_AnnualReturn2018	(6.93%)
2019	rr_AnnualReturn2019	30.23%
2020	rr_AnnualReturn2020	(3.75%)
2021	rr_AnnualReturn2021	40.85%
2022	rr_AnnualReturn2022	(24.90%)
2023	rr_AnnualReturn2023	13.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.50%)
Past 1 Year	rr_AverageAnnualReturnYear01	13.28%
Past 5 Years	rr_AverageAnnualReturnYear05	8.48%
Past 10 Years	rr_AverageAnnualReturnYear10	7.48%
Realty Income ETF | Return After Taxes on Distributions | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.91%
Past 5 Years	rr_AverageAnnualReturnYear05	5.50%
Past 10 Years	rr_AverageAnnualReturnYear10	5.13%
Realty Income ETF | Return After Taxes on Distributions and Sale of Fund Shares | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.01%
Past 5 Years	rr_AverageAnnualReturnYear05	5.99%
Past 10 Years	rr_AverageAnnualReturnYear10	5.26%
Realty Income ETF |
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Realty Income ETF | FTSE NAREIT ALL EQUITY REITS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.36%
Past 5 Years	rr_AverageAnnualReturnYear05	7.59%
Past 10 Years	rr_AverageAnnualReturnYear10	7.95%

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.50% of the average daily net assets of the Fund. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 6/30/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.